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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ----------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ----------------------------------
                 San Diego, CA 92130
                 ----------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ J. SITLANI            San Diego, California     08/13/10
   -------------------------------  ---------------------   -------------
           [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $ 5,378,587
                                        --------------------
                                            (thousands)

List of Other Included Managers:
NONE

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                           FORM 13F INFORMATION TABLE

                                         TITLE                VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                     OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DSCRETN MANAGERS   SOLE     SHARED NONE
--------------------                  ---------  ---------  --------- ----------- --- ---- ------- -------- ---------- ------ ----
National Semiconductor Corp.             COM    637640103   $ 316,895  23,543,433 SH        SOLE            23,543,433
Baxter International Inc.                COM    071813109   $ 485,834  11,954,588 SH        SOLE            11,954,588
Unum Group                               COM    91529Y106   $ 329,416  15,180,468 SH        SOLE            15,180,468
The Home Depot, Inc.                     COM    437076102   $ 458,556  16,336,175 SH        SOLE            16,336,175
The Home Depot, Inc.                     COM    437076102   $ 131,348   4,679,291 SH        OTHER            4,679,291
Harman International Industries Inc.     COM    413086109   $  36,570   1,223,479 SH        SOLE             1,223,479
Charles River Lab. Intl. Inc.            COM    159864107   $  89,732   2,622,990 SH        SOLE             2,622,990
Precision Castparts Corp.                COM    740189105   $  94,985     922,905 SH        SOLE               922,905
SUPERVALU  Inc.                          COM    868536103   $  20,461   1,887,512 SH        SOLE             1,887,512
Genzyme Corporation                      COM    372917104   $ 517,740  10,197,748 SH        SOLE            10,197,748
Genzyme Corporation                      COM    372917104   $  20,740     408,500 SH        OTHER              408,500
International Rectifier Corp.            COM    460254105   $  41,392   2,224,200 SH        SOLE             2,224,200
SPDR S&P 500 ETF Trust                   COM    78462F103   $ 314,548   3,047,358 SH        SOLE             3,047,358
Time Warner Inc.                         COM    887317303   $  43,752   1,513,397 SH        SOLE             1,513,397
Esterline Technologies Corp.             COM    297425100   $  55,723   1,174,354 SH        SOLE             1,174,354
Freeport-McMoRan Copper & Gold Inc.      COM    35671D857   $  73,129   1,236,752 SH        SOLE             1,236,752
Occidental Petroleum Corporation         COM    674599105   $ 499,004   6,467,972 SH        SOLE             6,467,972
Gildan Activewear Inc.                   COM    375916103   $  74,642   2,605,309 SH        SOLE             2,605,309
Ameriprise Financial, Inc.               COM    03076C106   $  76,509   2,117,600 SH        SOLE             2,117,600
iShares Russell Midcap Value Index       COM    464287473   $  41,123   1,128,500 SH        SOLE             1,128,500
AGCO Corporation                         COM    001084102   $  35,679   1,322,900 SH        SOLE             1,322,900
Intuit Inc.                              COM    461202103   $ 436,544  12,555,196 SH        SOLE            12,555,196
CVS Caremark Corporation                 COM    126650100   $ 365,067  12,451,126 SH        SOLE            12,451,126
Deere & Company                          COM    244199105   $ 297,055   5,335,041 SH        SOLE             5,335,041
Progress Software Corporation            COM    743312100   $  31,372   1,044,700 SH        SOLE             1,044,700
McDermott International, Inc.            COM    580037109   $  55,194   2,548,200 SH        SOLE             2,548,200
Symantec Corp.                           COM    871503108   $  79,306   5,713,653 SH        SOLE             5,713,653
QUALCOMM Incorporated                    COM    747525103   $ 182,449   5,555,700 SH        SOLE             5,555,700
The Allstate Corporation                 COM    020002101   $ 173,822   6,050,200 SH        SOLE             6,050,200